S000043043 [Member] Expense Example - iShares Currency Hedged MSCI Japan ETF - iShares Currency Hedged MSCI Japan ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 976